Financial Instruments - Summary of Net Cash Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 99,829	$ 69,803	$ 41,854	$ 32,448
Investments	121,502	112,421
Long term debt (includes current portion)	(89,900)	(118,000)
Net cash position	$ 131,431	$ 64,224